LEASES - (Lessor) Future Lease Payments to be Received Under Operating Leases (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Less than one year	$ 113	$ 113
One to two years	94	111
Two to three years	70	94
Three to four years	0	70
Total payments to be received	$ 277	$ 388